FAIR VALUE MEASUREMENTS - Schedule of public warrants and private plancement warrants (Details) - $ / shares			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 05, 2019	Nov. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Public Warrants And Private Placement Warrants [Line Items]
Share price (in NOK per share)	$ 9.38	$ 9.37		$ 9.42
CIK000178115 Alussa Energy Acquisition Corp
Public Warrants And Private Placement Warrants [Line Items]
Risk-free interest rate	1.64%	1.64%	0.43%	1.72%	0.96%	0.43%
Expected option term (years)	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 2 months 12 days	5 years 6 months
Volatility	20.00%	20.00%	26.17%	20.00%	40.03%	26.17%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grant date fair value per warrant	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Share price (in NOK per share)			$ 10.06		$ 10.00	$ 10.06